Results of Segments (Tables)	12 Months Ended
Dec. 31, 2022
Results of Segments
Schedule of Revenue and Results of Segments

Applications, Technology & Services

€ millions	2022		2021		2020
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	10,239	9,573	7,835	7,970	6,940
Software licenses	2,053	1,969	3,244	3,236	3,637
Software support	11,906	11,361	11,410	11,575	11,506
Software licenses and support	13,959	13,330	14,654	14,812	15,143
Cloud and software	24,198	22,904	22,488	22,782	22,083
Services	4,100	3,868	3,565	3,618	3,659
Total segment revenue	28,298	26,772	26,054	26,400	25,742
Cost of cloud	-3,434	-3,153	-2,754	-2,807	-2,367
Cost of software licenses and support	-1,623	-1,540	-1,736	-1,754	-1,795
Cost of cloud and software	-5,057	-4,693	-4,490	-4,561	-4,162
Cost of services	-2,849	-2,702	-2,449	-2,482	-2,616
Total cost of revenue	-7,906	-7,395	-6,939	-7,043	-6,778
Segment gross profit	20,391	19,376	19,114	19,357	18,963
Other segment expenses	-11,585	-10,921	-9,830	-9,924	-9,551
Segment profit	8,806	8,456	9,284	9,434	9,412

[1] The 2022 constant currency amounts are only comparable to 2021 actual currency amounts; 2021 constant currency amounts are only comparable to 2020 actual currency amounts.

Qualtrics

€ millions	2022		2021		2020
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	1,198	1,071	757	780	518
Cloud and software	1,198	1,071	757	780	518
Services	225	200	173	178	162
Total segment revenue	1,423	1,271	930	957	681
Cost of cloud	-133	-120	-65	-66	-43
Cost of software licenses and support	0	0	0	0	0
Cost of cloud and software	-133	-120	-65	-66	-43
Cost of services	-182	-164	-125	-128	-110
Total cost of revenue	-315	-284	-190	-194	-152
Segment gross profit	1,108	986	740	764	528
Other segment expenses	-1,013	-882	-696	-719	-533
Segment profit	95	104	44	44	-4

[1] The 2022 constant currency amounts are only comparable to 2021 actual currency amounts; 2021 constant currency amounts are only comparable to 2020 actual currency amounts.

Schedule of Segment Revenue by Region

€ millions	EMEA			Americas			APJ			Total Segment Revenue
	2022		2021	2022		2021	2022		2021	2022		2021
	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency
Applications, Technology & Services	12,507	12,280	12,209	11,531	10,319	9,780	4,259	4,173	4,064	28,298	26,772	26,054
Qualtrics	218	198	153	1,087	967	690	117	105	87	1,423	1,271	930
Total reportable segments	12,725	12,478	12,362	12,619	11,286	10,471	4,376	4,278	4,151	29,720	28,042	26,984

€ millions	EMEA			Americas			APJ			Total Segment Revenue
		2021	2020		2021	2020		2021	2020		2021	2020
	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency
Applications, Technology & Services	12,209	12,206	11,800	9,780	10,062	9,986	4,064	4,132	3,956	26,054	26,400	25,742
Qualtrics	153	157	97	690	711	528	87	89	55	930	957	681
Total reportable segments	12,362	12,363	11,898	10,471	10,773	10,514	4,151	4,221	4,011	26,984	27,357	26,422